STATEMENT OF ADDITIONAL INFORMATION

DECEMBER 1, 2024
(AS REVISED JULY 15, 2025)

LORD ABBETT TRUST I

LORD ABBETT DIVERSIFICATION SHARES (LADS)

Lord Abbett Diversification Shares: Core Completion Fund		Lord Abbett Diversification Shares: Core Plus Completion Fund
	TICKER		TICKER
(“LADS: Core Completion Fund”)	LCCDX	(“LADS: Core Plus Completion Fund”)	LACPX

This SAI is not a prospectus. A prospectus may be obtained from your financial intermediary or from the Distributor at 30 Hudson Street, Jersey City, NJ 07302-4804. This SAI is divided into two Parts - Part I and Part II. Part I contains information that is particular to the Funds offered in this SAI, and should be read in conjunction with the prospectus for the Funds offered in this SAI, dated December 1, 2024 (as revised July 15, 2025), as supplemented from time to time. Part I includes information about the Funds, including investment policies, management fees paid by the Funds, and information about other fees applicable to and services provided to the Funds. Part II contains additional information that more generally applies to the Lord Abbett Funds.

Each Fund’s audited financial statements are not incorporated into this SAI because it is newly organized. The Funds' annual and semiannual reports to shareholders and Form N-CSR will be available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your financial intermediary.

PART I
TABLE OF CONTENTS

PAGE

1.	GLOSSARY	1-1
2.	FUND INFORMATION	2-1
3.	INVESTMENT POLICIES	3-1
4.	FUND INVESTMENTS	4-1
5.	BOARD MEMBERS	5-1
6.	INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES	6-1
7.	PORTFOLIO MANAGER INFORMATION	7-1
8.	SECURITIES LENDING	8-1
9.	CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	9-1
10.	FINANCIAL STATEMENTS	10-1

1.
GLOSSARY

Lord Abbett Trust I is comprised of the following Funds:

Lord Abbett Emerging Markets Equity Fund: Emerging Markets Equity Fund

Lord Abbett International Growth Fund: International Growth Fund

Lord Abbett Investment Grade Floating Rate Fund: Investment Grade Floating Rate Fund

Lord Abbett Short Duration High Yield Fund: Short Duration High Yield Fund

Lord Abbett Diversification Shares: Core Completion Fund: LADS: Core Completion Fund

Lord Abbett Diversification Shares: Core Plus Completion Fund: LADS: Core Plus Completion Fund

Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund: LADS: Enhanced Municipal Yield Completion Fund

Lord Abbett Diversification Shares: Short Duration Completion Fund: LADS: Short Duration Completion Fund

Lord Abbett Funds are comprised of the following management investment companies:

Lord Abbett Affiliated Fund, Inc.: Affiliated Fund

Lord Abbett Bond Debenture Fund, Inc.: Bond Debenture Fund

Lord Abbett Developing Growth Fund, Inc.: Developing Growth Fund

Lord Abbett Global Fund, Inc.: Global Fund

Lord Abbett Investment Trust: Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.: Mid Cap Stock Fund

Lord Abbett Municipal Income Fund, Inc.: Municipal Income Fund

Lord Abbett Research Fund, Inc.: Research Fund

Lord Abbett Securities Trust: Securities Trust

Lord Abbett Series Fund, Inc.: Series Fund

Lord Abbett Trust I: Trust I

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.: Money Market Fund

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1933 Act	Securities Act of 1933, as amended
1940 Act	Investment Company Act of 1940, as amended
Board	Board of Trustees
Board Member(s)	Trustee(s) of the Board
CDSC	Contingent deferred sales charge
CEA	Commodity Exchange Act, as amended
CPO	Commodity pool operator
Distributor	Lord Abbett Distributor LLC
Fund(s)	Each separate investment portfolio of a Registrant or, if a Registrant has only a single investment portfolio, the Registrant
Independent Board Member(s)	Trustee(s) of the Board who are not “interested persons” as defined in the 1940 Act, of the Funds
Interested Board Member(s)	Trustee(s) of the Board who are not Independent Board Members
Lord Abbett	Lord, Abbett & Co. LLC
NYSE	New York Stock Exchange
Registrant	Trust I
Rule 12b-1 Plan	Distribution and/or Shareholder Service Plan adopted under Rule 12b-1 (under the 1940 Act)
SAI	Statement of Additional Information
SEC	United States Securities and Exchange Commission

2.
FUND INFORMATION

The Registrant is an open-end management investment company registered under the 1940 Act. Each Fund is diversified within the meaning of the 1940 Act. The table below sets forth information about the Registrant’s organization.

Registrant Organization

Registrant	Form of Organization	Date of Organization	Number of Funds	Shares Available for Issuance
Trust I	Delaware statutory trust	May 1, 2001	8*	Unlimited

*Trust I has 8 funds or series, two of which are offered in this SAI.

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3.
INVESTMENT POLICIES

Fundamental Investment Restrictions. Each Fund is subject to the following fundamental investment restrictions that cannot be changed without the approval of a “majority of the Fund’s outstanding shares.”1

1. Each Fund may not borrow money, except that (i) it may borrow from banks (as defined in the 1940 Act)2 in amounts up to 33⅓% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the extent permitted by applicable law,3 and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief applicable to the Fund;

2. Each Fund may not engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

3. Each Fund may not buy or sell real estate (except that the Fund may (i) invest in securities directly or indirectly secured by real estate or interests therein, (ii) invest in securities issued by companies which invest in real estate or interests therein, or (iii) acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein), or commodities or commodity contracts other than in accordance with applicable law;

4. Each Fund may not invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and securitized products, mortgage-backed securities and mortgage-related securities, which the Fund does not consider as representing interests in any particular industry or group of industries);

5. Each Fund may not issue senior securities to the extent such issuance would violate applicable law;4 and

6. Each Fund may make loans to the maximum extent permitted by the 1940 Act and any exemptive order or other relief issued by the SEC, including, without limitation, through the lending of its portfolio securities and through loans to other Lord Abbett Funds.

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first fundamental investment restriction, with which each Fund must comply on a continuous basis. For purposes of these restrictions, the Funds do not consider mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, as representing interests in any particular industry or group of industries.

Non-Fundamental Investment Restriction. Each Fund also is subject to the following non-fundamental investment restriction that may be changed by the Registrant’s Board without shareholder approval.

Each Fund may not invest in securities issued by other investment companies as defined in the 1940 Act, except to the extent permitted by applicable law. The Funds may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

1 A “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

[2] The term “bank” is defined in Section 2(a)(5) of the 1940 Act.

3 SEC staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

[4] Current federal securities laws prohibit the Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets

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(including the amount borrowed).

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4.
FUND INVESTMENTS

The following table identifies the investment types and techniques that Lord Abbett may use in managing the Funds. A more detailed description of these investment types and techniques, along with the risks associated with each, is contained in the “Additional Information on Portfolio Investments, Risks, and Techniques” section of Part II. A Fund may use any or all of these investment types and techniques indicated below at any one time, and the fact that a Fund may use a particular investment type or technique does not mean that it will be used. A Fund’s transactions in a particular investment type or use of a particular technique is subject to the limitations imposed by the Fund’s investment objective, policies, and restrictions described in each Funds' prospectus and in this SAI, as well as the federal securities laws. Each Fund may make other types of investments provided the investments are consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from doing so. In addition, a Fund may receive instruments or investments not contemplated herein through the conversion or exchange of a permissible investment or as a result of the reorganization or bankruptcy of the issuer of an otherwise permissible investment, and the Fund may hold or dispose of these instruments or investments at its discretion.

Please refer to the applicable prospectus and the fundamental and non-fundamental investment restrictions in the “Investment Policies” section of Part I for more information on any applicable limitations.

Investment Types and Techniques
	LADS: Core Completion Fund	LADS: Core Plus Completion Fund
Cash Balance Management Practices	X	X
Convertible Securities	X	X
Synthetic Convertible Securities	X	X
Contingent Convertible Securities	X	X
Debt Securities	X	X
High-Yield or Lower-Rated Debt Securities	X	X
Defaulted Bonds and Distressed Debt
Depositary Receipts	X	X
Derivatives	X	X
Combined Transactions
Commodity-Related Investments
Credit Derivatives	X	X
Forward Contracts	X	X
Futures Contracts	X	X
Options Contracts	X	X
Participation Notes
Swap Agreements	X	X
Equity Securities		X
Common Stocks		X
Initial Public Offerings
Master Limited Partnerships
Preferred Stocks		X
Warrants and Rights		X
Foreign Currency Transactions	X	X
Foreign Securities	X	X
Emerging Market Securities	X	X
Illiquid Securities	X	X
Inflation-Indexed Securities	X	X

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Investment Types and Techniques
	LADS: Core Completion Fund	LADS: Core Plus Completion Fund
Investments in Other Investment Companies	X	X
Loans	X	X
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	X	X
Municipal Bonds	X	X
Non-U.S. Government and Supranational Debt Securities	X	X
Real Estate Investment Trusts	X	X
Short Sales	X	X
Structured Notes and Other Hybrid Instruments	X	X
U.S. Government Securities	X	X
When-Issued or Forward Transactions	X	X
Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds	X	X

Related Additional Investment Restrictions

In addition to the principal investment strategies (and related restrictions) discussed in each Funds' prospectus, each Fund may use other investment techniques in seeking to achieve its investment objective, as set forth in the table above. The applicable investment restrictions associated with such other investment techniques are set forth below. Please see ‘‘Additional Information on Portfolio Investments, Risks, and Techniques’’ in Part II of the SAI for more information on these and the other investment techniques that may be used by the Funds.

Borrowing Money. Each Fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund may be more volatile and other investment risks will tend to be compounded.

Each Fund may engage in other transactions that may have the effect of creating leverage in the Fund’s portfolio, including, by way of example, derivatives transactions and reverse repurchase agreements. A Fund will generally not treat derivative transactions as borrowings of money.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security is a security that a Fund reasonably expects cannot be sold or disposed of in then-current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. In determining the liquidity of an investment, a Fund may consider, among other things, the relevant market, trading and investment specific considerations of the security, including anticipated trading sizes.

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5.
BOARD MEMBERS

The Board Members of the Registrant are also Board Members of each of the Lord Abbett Funds, which collectively consist of 61 funds. For more information on the Board Members, please see the “Management of the Funds” section of Part II.

Compensation

The following table sets forth the compensation accrued by the Registrant for the Independent Board Members and the total compensation paid by all Lord Abbett Funds to the Independent Board Members, including amounts payable but deferred at the option of each Independent Board Member. No Interested Board Member or officer of the Lord Abbett Funds received any compensation from the Funds for acting as a Board Member or officer. The Lord Abbett Funds currently do not offer a bonus, pension, profit-sharing, or retirement plan.

Board Members	For the Fiscal Year Ended July 31, 2024 Aggregate Compensation Accrued by the Registrant[1,2]	Total Compensation Paid by the Lord Abbett Funds[3]
Evelyn E. Guernsey	$12,738	$630,000
Julie A. Hill[4]	1,849	N/A
Kathleen M. Lutito	9,758	470,000
Peter J. McNamara[5]	N/A	N/A
James M. McTaggart[6]	9,238	445,000
Charles O. Prince	9,758	470,000
Karla M. Rabusch	9,985	480,000
Lorin Patrick Taylor Radtke	8,718	420,000
Leah Song Richardson	8,636	420,000
Mark A. Schmid	8,916	420,000
James L.L. Tullis[6]	9,446	420,000

1 Lord Abbett Diversification Shares: Core Completion Fund and Lord Abbett Diversification Shares: Core Plus Completion Fund are newly organized and have not yet commenced operations, and therefore have not accrued compensation. Compensation accrued by the Registrant is provided for all other series of the Registrant for the fiscal year ended July 31, 2024.

2 Independent Board Members’ fees, including attendance fees for Board and committee meetings, are allocated among all Lord Abbett Funds based on the net assets of the Fund. A portion of the fees payable by the Fund to its Independent Board Members may be deferred at the option of a Board Member under an equity-based plan (the “deferred compensation plan”) that deems the deferred amounts to be invested in shares of the Fund for later distribution to the Board Members. The total deferred amounts for Ms. Guernsey, Ms. Hill, Ms. Lutito, Mr. McTaggart, Mr. Prince, Ms. Rabusch, Mr. Radtke, Ms. Richardson, Mr. Schmid, and Mr. Tullis attributable to all series of the Registrant are $0, $346, $1,849, $3,618, $9,129, $0, $4,359, $4,406, $0, and $714, respectively.

3 The second column shows total compensation, including the types of compensation described in the “For the Fiscal Year Ended July 31, 2024 Aggregate Compensation Accrued by the Registrant” column, accrued by all Lord Abbett Funds for the calendar year ended December 31, 2024, including fees of Independent Board Members that have been deferred.

4 Ms. Hill retired as a Trustee/Director of the Lord Abbett Funds effective December 31, 2023.

5 Mr. McNamara was appointed as a Trustee/Director of the Lord Abbett Funds effective January 1, 2025.

6 Mr. McTaggart and Mr. Tullis retired as Trustees/Directors of the Lord Abbett Funds effective December 31, 2024.

Fund Ownership

The following table sets forth certain information about the dollar range of equity securities beneficially owned by each current Board Member in the Registrant and all other Lord Abbett Funds as of December 31, 2024. The amounts shown include deferred compensation (including any earnings) to the Board Members deemed invested in Fund shares under the deferred compensation plan. The amounts ultimately received by the Board Members under the deferred compensation plan will be directly linked to the investment performance of the Lord Abbett Funds.

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Board Members	LADS: Core Completion Fund[1]	LADS: Core Plus Completion Fund[1]	Aggregate Dollar Range of Equity Securities in Lord Abbett Funds
Independent Trustees
Evelyn E. Guernsey	N/A	N/A	Over $100,000
Kathleen M. Lutito	N/A	N/A	Over $100,000
Peter J. McNamara[2]	N/A	N/A	N/A
Charles O. Prince	N/A	N/A	Over $100,000
Karla M. Rabusch	N/A	N/A	Over $100,000
Lorin Patrick Taylor Radtke	N/A	N/A	Over $100,000
Leah Song Richardson	N/A	N/A	Over $100,000
Mark A. Schmid	N/A	N/A	Over $100,000
Interested Trustee
Douglas B. Sieg	N/A	N/A	Over $100,000

1 The Fund is newly organized and has not yet commenced operations.

2 Mr. McNamara was appointed as a Trustee/Director of the Lord Abbett Funds effective January 1, 2025.

Committee Meetings

The following table sets forth the number of times each committee of the Board met during the most recent fiscal year:

Fiscal Year Ended	Audit Committee	Sustainability and Proxy Committee[1]	Governance Committee	Ad Hoc Compensation Committee	Investment Committee	Proxy Conflict Committee[2]
July 31, 2024	5	1	4	0	4	0

1 The Sustainability and Proxy Committee was eliminated, with its responsibilities generally assumed by the Board.

2 The Proxy Conflict Committee was organized on January 31, 2024.

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6.
INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES

For more information on Lord Abbett, please see the “Investment Adviser” section of Part II.

Lord Abbett is each Fund’s investment adviser. Lord Abbett is a privately held investment adviser. Lord Abbett’s address is 30 Hudson Street, Jersey City, NJ 07302-4804.

Management and Administrative Services Fees

Each Fund does not pay any fee, including a management or administrative fee, to Lord Abbett. Shares of each Fund may be purchased only by or on behalf of separately managed account clients where Lord Abbett has an agreement with the managed account program sponsor (the “Program Sponsor”), or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account (each a “Program Account”). Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the Program Account level. Participants in a Program Account should review the Program Account brochure or literature provided by the Program Sponsor for a discussion of fees and expenses charged.

Contractual Fee Waivers and Expense Limitations

Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Funds, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to each Fund pursuant to the management agreement between Lord Abbett and the Trust.

Distributor

For additional information on the Distributor, please see the “Investment Advisory and Other Services, Fees, and Expenses – Distributor” section of Part II.

Brokerage Commissions

The Funds' policy with respect to portfolio transactions and brokerage is set forth under the “Brokerage Allocation and Other Practices” section of Part II.

Brokerage Commissions Paid to Independent Broker-Dealer Firms

The total brokerage commissions on transactions of securities the Fund paid to independent broker-dealer firms for the last three fiscal years ended July 31st are not provided because each Fund is newly organized and has not yet commenced operations.

The amount of brokerage commissions paid by the Fund may change from year to year because of changing asset levels, shareholder activity, and portfolio turnover, among other factors.

In addition to the purchase of research services through “commission sharing arrangements,” Lord Abbett purchased third party research services with its own resources during the past three fiscal years ended July 31st, however, the amount of such research services for the Funds are not provided because each Fund is newly organized and has not yet commenced operations.

The amount of portfolio transactions directed by the Funds to broker-dealers that provided research services for the fiscal year ended July 31, 2024 is not provided because each Fund is newly organized and has not yet commenced operations.

Regular Broker-Dealers

During the fiscal year ended July 31, 2024, the Funds did not acquire securities of their “regular brokers or dealers,” as that term is defined in Rule 10b-1 under the 1940 Act, that derived, or have a parent that

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derived, more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser because each Fund is newly organized and has not yet commenced operations.

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7.
PORTFOLIO MANAGER INFORMATION

Other Accounts Managed

The following table sets forth information about the other accounts managed by the Funds' portfolio managers as of the Funds' fiscal year ended July 31, 2024 (or another date, if indicated). For more information, please see the “Portfolio Management Information” section of Part II. The data shown below are approximate.

Included in the Registered Investment Companies category are those U.S.-registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett.

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
LADS: Core Completion Fund[1]
Robert A. Lee	18	95,126.55	11	11,392.58	1,143	5,099.94
Kewjin Yuoh[2]	18	96,991.12	9	10,021.38	609	223.58
Andrew H. O’Brien	17	93,541.63	8	9,821.83	26	3,420.11
Leah G. Traub	8	11,965.34	3	1,255.24	609	223.58
Adam C. Castle	12	67,235.88	6	9,076.06	0	0
Harris A. Trifon	9	53,937.00	4	7,625.54	0	0
Karen J. Gunnerson	5	11,156.13	3	2,721.34	0	0
Yoana N. Koleva[3]	N/A	N/A	N/A	N/A	N/A	N/A

LADS: Core Plus Completion Fund[1]
Robert A. Lee	18	95,126.55	11	11,392.58	1,143	5,099.94
Kewjin Yuoh[2]	18	96,991.12	9	10,021.38	609	223.58
Andrew H. O’Brien	17	93,541.63	8	9,821.83	26	3,420.11
Steven F. Rocco	20	97,707.44	14	11,289.70	16	4,006.64
Leah G. Traub	8	11,965.34	3	1,255.24	609	223.58
Adam C. Castle	12	67,235.88	6	9,076.06	0	0
Harris A. Trifon	9	53,937.00	4	7,625.54	0	0
Karen J. Gunnerson	5	11,156.13	3	2,721.34	0	0
Yoana N. Koleva[3]	N/A	N/A	N/A	N/A	N/A	N/A

1 The Fund is newly organized and has not yet commenced operations.

2  Mr. Yuoh has announced his plans to retire on or about September 30, 2025.

3  Ms. Koleva was newly added as a portfolio manager to the Fund effective April 1, 2025, and her other accounts managed will be reported in a future filing.

Holdings of Portfolio Managers

The following table indicates the dollar range of securities beneficially owned by each portfolio manager in the Funds he or she manages, as of July 31, 2024 (or another date, if indicated). This table includes the value of securities beneficially owned by the portfolio managers through 401(k) plans and certain other plans or accounts, if any.

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Ownership of Securities[1]	Aggregate Dollar Range of Securities
LADS: Core Completion Fund
Robert A. Lee	N/A
Kewjin Yuoh[2]	N/A
Andrew H. O’Brien	N/A
Leah G. Traub	N/A
Adam C. Castle	N/A
Harris A. Trifon	N/A
Karen J. Gunnerson	N/A
Yoana N. Koleva	N/A

LADS: Core Plus Completion Fund
Robert A. Lee	N/A
Kewjin Yuoh[2]	N/A
Andrew H. O’Brien	N/A
Steven F. Rocco	N/A
Leah G. Traub	N/A
Adam C. Castle	N/A
Harris A. Trifon	N/A
Karen J. Gunnerson	N/A
Yoana N. Koleva	N/A

1 The Funds are newly organized and have not yet commenced operations. The aggregate dollar range of securities beneficially owned by each Fund’s portfolio managers will be reported in a future filing.

2  Mr. Yuoh has announced his plans to retire on or about September 30, 2025.

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8.
SECURITIES LENDING

The dollar amounts of income and fees and/or compensation related to each Fund’s securities lending activities during the most recent fiscal year are not provided because each Fund is newly organized and has not yet commenced operations as of the date of this SAI.

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9.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is anticipated that when each Fund commences operations, Lord Abbett will own approximately 100% of each Fund’s outstanding shares. It also is anticipated that over time this percentage of ownership will decrease.

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10.
FINANCIAL STATEMENTS

No financial statements are available for each Fund because it is newly organized and has not yet commenced operations as of the date of this SAI.

                TRUST I-2B-SAI

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